Note 8 - Restricted Funds	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Restricted Assets Disclosure [Text Block]
Note
8.
     Restricted Funds

As required by Kansas law, US Alliance Life and Security Company maintains a trust account at Capital City Bank which is jointly o wned by the Kansas Insurance Department. The life insurance company is required by the State of Kansas to hold
$400,000
of asset book value in this account. The Company placed additional assets into this trust account in
2015
to meet the minimum deposit requirement for the State of Missouri. These assets were held in bonds and other invested assets with a statement value of
$625,000
and
$625,000
as of
December 31, 2016
and
2015,
respectively. Additionally, the Company has a special deposit with the State of Missouri with asset book value of
$300,000
at
December 31, 2016.